Bank Loans, Current and Non Current	6 Months Ended
Jun. 30, 2024
Bank Loans, Current and Non Current [Abstract]
BANK LOANS, CURRENT AND NON CURRENT

9. BANK LOANS, CURRENT AND NON CURRENT

Bank loans represent the amounts due to various banks that are due within and over one year. As of June 30, 2024 and December 31, 2023, bank loans consisted of the following:

	June 30, 2024	December 31, 2023
Short-term bank loans:
Loan from Xiamen International Bank	$2,752	$2,113
Loan from China Citic Bank	2,752	-
Loan from Huaxia Bank	1,376	-
Loan from China Merchants Bank	-	2,103
	6,880	4,216
Long-term bank loans:
Loan from China Construction Bank	1,376	1,408
	$1,376	$1,408

Short-term bank loans

For the six months ended June 30, 2024, the Company entered into loan agreements with three banks, pursuant to the Company borrowed an aggregate of $7,071 from the banks with maturity dates due in August 2024 through March 2025. The loan bore per annum interest rates ranging between 3.20% and 5.50%. For the six months ended June 30, 2024, the Company also repaid an aggregate of $4,808 to two banks.

For the six months ended June 30, 2023, the Company entered into loan agreements with two banks, pursuant to the Company borrowed an aggregate of $2,598 from the banks with maturity dates due in November 2023 through February 2024. The loan bore interest rates ranging between 4.5% and 6%. For the six months ended June 30, 2023, the Company also repaid an aggregate of $4,041 to four banks.

Long-term bank loans

For the year ended December 31, 2023, the Company entered into loan agreements with one bank, pursuant to the Company borrowed a three-year bank borrowing of $1,412 from the banks with maturity date due in September 2026. The loan bore an interest rates of 3.95% per annum.

Guarantee information

As of June 30, 2024, the guarantee information for bank borrowings were as below:

The loans from Xiamen International Bank were guaranteed by Horgos, and Mr. Zhang Bing, the Chairman of the Company’s board of directors.

The loan from China Citic Bank was guaranteed by Horgos and Mr. Zhang Bing.

The loan from Huaxia Bank was guaranteed by Mr. Zhangbin, and Beijing Zhongguancun Sci-tech Financing Guarantee Co., Ltd, for whom a counter guarantee was provided by Horgos and Mr. Zhang Bing.